Retained Earnings, Legal Reserve and Dividends (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Oct. 01, 2005	Apr. 02, 2001
Retained Earnings Appropriated and Transferred [Line Items]
Legal capital surplus	¥ 5,740,165	¥ 5,956,644
Common stock and preferred stock issued, Value	¥ 2,090,270	¥ 2,090,270
Companies Act [Member] | Minimum [Member]
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve	10.00%
Companies Act [Member] | Maximum [Member]
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital	25.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital	25.00%
Banking Law [Member] | Minimum [Member]
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve	20.00%
Banking Law [Member] | Maximum [Member]
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital	100.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital	100.00%
Code and Japanese GAAP [Member]
Retained Earnings Appropriated and Transferred [Line Items]
Common stock issued, Value				¥ 924,400
Preferred stock issued, Value				222,100
Legal capital surplus			¥ 3,577,570	2,838,693
Common stock and preferred stock issued, Value			1,383,052
Retained earnings			¥ 757,458
Japanese GAAP [Member]
Retained Earnings Appropriated and Transferred [Line Items]
MUFG's amount available for dividends	¥ 4,515,486